         Please review your fund prospectuses for more detailed information about these investment options. For additional fund prospectus copies, please contact our Service Center at the telephone number below.

         Neither our automatic transfer of the liquidated proceeds to the Money Market Portfolio, nor your transfer of assets out of the Portfolios prior to the liquidation or out of the Money Market Portfolio within 60 days after the Liquidation Date, will count against free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy.

         Should you have any questions, you may contact our Service Center at 1-800-255-8402.






               Please keep this supplement with your prospectus.


Dated: October 3, 2008

                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-88414


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                          VARIABLE ANNUITY ACCOUNT NINE
                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES:

                ALLIANCEBERNSTEIN OVATION DATED OCTOBER 24, 2005
              ALLIANCEBERNSTEIN OVATION PLUS DATED OCTOBER 24, 2005
            ALLIANCEBERNSTEIN OVATION ADVISOR DATED OCTOBER 24, 2005
           ALLIANCEBERNSTEIN OVATION ADVANTAGE DATED OCTOBER 24, 2005

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         The purpose of this supplement is to notify variable annuity contract owners of the upcoming termination and liquidation of the AllianceBernstein U.S. Large Cap Blended Style Portfolio and the AllianceBernstein Global Research Growth Portfolio ("Portfolios"), both offered by the AllianceBernstein Variable Products Series Fund, Inc. ("Fund" or "AVPSF").

         The Board of Trustees ("Board") of the Fund approved the liquidation and termination of the Portfolios at a meeting on September 23, 2008. The liquidation is expected to be effective on or about February 13, 2009 ("Liquidation Date"). On the Liquidation Date, funds invested in subaccounts supported by the Portfolios will be automatically moved into the AllianceBernstein Money Market Portfolio ("Money Market Portfolio"). In addition, existing instructions or instructions received on or after the Liquidation Date for new premium allocations, transfers, dollar cost averaging or automatic rebalancing into or out of the Portfolios will automatically be corrected to replace the Portfolios with the AllianceBernstein Money Market Portfolio.

         If you do not wish to have the liquidation proceeds allocated to the Money Market Portfolio, we must receive instructions from you to transfer your account value out of the Portfolios into another investment option prior to the close of the New York Stock Exchange ("Market Close") on or before the Liquidation Date. You may give us instructions to transfer your account value to another investment option by completing the enclosed transfer form or calling us at the telephone number below.

         Other investment options offered in your contract are part of the AVPSF, as summarized below:

MANAGED BY ALLIANCEBERNSTEIN L.P.     (Class B Shares)

     Balanced Wealth Strategy Portfolio                                   AVPSF
     Global Technology Portfolio                                          AVPSF
     Growth Portfolio                                                     AVPSF
     Growth and Income Portfolio                                          AVPSF
     International Growth Portfolio                                       AVPSF
     International Value Portfolio                                        AVPSF
     Intermediate Bond Portfolio*                                         AVPSF
     Large Cap Growth Portfolio                                           AVPSF
     Money Market Portfolio                                               AVPSF
     Real Estate Investment Portfolio                                     AVPSF
     Small Cap Growth Portfolio                                           AVPSF
     Small/Mid Cap Value Portfolio                                        AVPSF
     Utility Income Portfolio                                             AVPSF
     Value Portfolio                                                      AVPSF
     Wealth Appreciation Strategy Portfolio                               AVPSF

     *Formerly U.S. Government/High Grade Securities Portfolio